Convertible Promissory Note Payable - Summary of Convertible Promissory Note Payable (Parenthetical) (Detail) ¥ in Millions, $ in Millions		12 Months Ended
	Dec. 06, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of Convertible Promissory Note Payable [Line Items]
Borrowings, interest rate			125.00%
Third Amendment and Supplemental Agreement [Member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Increase In Finance Costs	¥ 174
Share Premium	6,210
Decrease In Other Reserves	¥ 5,585
Payment Of Covertible Promissory Note | $		$ 536
Third Amendment and Supplemental Agreement [Member] | Ping An Group And An ke Technology [Member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Payment Of Covertible Promissory Note | $		$ 1,071
Borrowings, interest rate			6.50%
Consideration Of Convertible Promissory Note Unpaid			¥ 3,746